Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Argentic Real Estate Investment LLC (the “Company”)

Goldman Sachs & Co. LLC

Morgan Stanley & Co. LLC

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	AREIT 2018-CRE1 – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “CRE CLO Data Accounting 01.31.18.xlsx” provided to us on January 31, 2018 (the “Data File”) containing information on 19 mortgage loans (the “Mortgage Loans”) and the related 19 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral in the offering of the AREIT 2018-CRE1, Floating Rate Notes (the “Notes”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in February 2018, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.
KPMG LLP is a Delaware limited liability partnership and the US member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

February 2, 2018

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Mortgage Asset Number	Provided by the Company
Property Flag	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
# of Properties	Provided by the Company
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Number of Units	Underwritten Rent Roll/Certified Rent Roll
Unit of Measure	Underwritten Rent Roll/Certified Rent Roll
Mortgage Asset Type	Promissory Note/Loan Agreement/Deed of Trust
Lien Position	Title Policy/Promissory Note
Ownership Interest	Title Policy/Promissory Note
Loan Purpose	Settlement Statement/Promissory Note/Loan Agreement
Note Date	Loan Agreement/Promissory Note
First Payment Date	Loan Agreement/Promissory Note
Mortgage Asset Initial Funded Amount ($)	Loan Agreement/Promissory Note
Mortgage Asset Cut-off Date Balance ($)	Servicer Report
Future Funding Participation Commitment ($)	Loan Agreement/Promissory Note
Pari Passu Debt Amount ($)	Loan Agreement/Promissory Note
Current Existing Additional Debt (Y/N)	Loan Agreement/Promissory Note/Mezzanine Loan Agreement
Additional Financing Permitted in Future (Y/N)	Loan Agreement/Promissory Note

A-1

Attribute	Source Document
Partial Collateral Release (Y/N)	Loan Agreement/Promissory Note
Future Funding Trigger / Requirement	Loan Agreement/Promissory Note
Loan Type (Fixed / Floating)	Loan Agreement/Promissory Note
Index	Loan Agreement/Promissory Note
Gross Margin	Loan Agreement/Promissory Note
LIBOR Floor	Loan Agreement/Promissory Note
LIBOR Cap Strike Rate	LIBOR Cap Confirmation
LIBOR Cap Provider	LIBOR Cap Confirmation
Interest Accrual Method	Loan Agreement/Promissory Note
Interest Accrual Period	Loan Agreement/Promissory Note
LIBOR Rounding Factor	Loan Agreement/Promissory Note
Index Determination Lookback (in days)	Loan Agreement/Promissory Note
Amortization Type	Loan Agreement/Promissory Note
Initial Maturity Date	Loan Agreement/Promissory Note
Amortization Type During Extensions	Loan Agreement/Promissory Note
Amortization Type During Extensions Description	Loan Agreement/Promissory Note
Extension Options Conditions Description	Loan Agreement/Promissory Note
Extension Options	Loan Agreement/Promissory Note
First Extension Period (months)	Loan Agreement/Promissory Note
Second Extension Period (months)	Loan Agreement/Promissory Note
Third Extension Period (months)	Loan Agreement/Promissory Note
First Extension Fee	Loan Agreement/Promissory Note
Second Extension Fee	Loan Agreement/Promissory Note
Third Extension Fee	Loan Agreement/Promissory Note
Fully Extended Maturity Date	Loan Agreement/Promissory Note
Extension Spread Increase Description	Loan Agreement/Promissory Note
LIBOR Cap after Extension	Loan Agreement/Promissory Note
Grace Period Default (Days)	Loan Agreement/Promissory Note

A-2

Attribute	Source Document
Grace Period Late (Days)	Loan Agreement/Promissory Note
Prepayment Provision String	Loan Agreement/Promissory Note
Remaining Call Protection String (Cut-off Date)	Loan Agreement/Promissory Note
Upfront Minimum Interest Period	Loan Agreement/Promissory Note
Remaining Minimum Interest Period	Servicer Report/Loan Agreement/Promissory Note
Partially Prepayable Without Penalty (Y/N)	Loan Agreement/Promissory Note
Partially Prepayable Without Penalty Description	Loan Agreement/Promissory Note
Partial Collateral Release Description	Loan Agreement/Promissory Note
Physical Occupancy	Underwritten Rent Roll/Certified Rent Roll
Physical Occupancy As of Date	Underwritten Rent Roll/Certified Rent Roll
FIRREA Appraisal (Y/N)	Appraisal Report
Appraiser Name	Appraisal Report
As-Is Appraised Value	Appraisal Report
Date of Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Third Most Recent Period	Company Underwritten Cash Flow Statement
Third Most Recent EGI($)	Company Underwritten Cash Flow Statement
Third Most Recent Expenses ($)	Company Underwritten Cash Flow Statement
Third Most Recent NOI ($)	Company Underwritten Cash Flow Statement
Third Most Recent NCF ($)	Company Underwritten Cash Flow Statement
Third Most Recent Occupancy (For Hospitality)	Company Underwritten Cash Flow Statement
Third Most Recent ADR	Company Underwritten Cash Flow Statement
Third Most Recent RevPAR	Company Underwritten Cash Flow Statement
Second Most Recent Period	Company Underwritten Cash Flow Statement
Second Most Recent EGI ($)	Company Underwritten Cash Flow Statement
Second Most Recent Expenses ($)	Company Underwritten Cash Flow Statement
Second Most Recent NOI ($)	Company Underwritten Cash Flow Statement

A-3

Attribute	Source Document
Second Most Recent NCF ($)	Company Underwritten Cash Flow Statement
Second Most Recent Occupancy (For Hospitality)	Company Underwritten Cash Flow Statement
Second Most Recent ADR	Company Underwritten Cash Flow Statement
Second Most Recent RevPAR	Company Underwritten Cash Flow Statement
Most Recent Period	Company Underwritten Cash Flow Statement
Most Recent EGI ($)	Company Underwritten Cash Flow Statement
Most Recent Expenses ($)	Company Underwritten Cash Flow Statement
Most Recent NOI ($)	Company Underwritten Cash Flow Statement
Most Recent NCF ($)	Company Underwritten Cash Flow Statement
Most Recent Occupancy (For Hospitality)	Company Underwritten Cash Flow Statement
Most Recent ADR	Company Underwritten Cash Flow Statement
Most Recent RevPAR	Company Underwritten Cash Flow Statement
UW Occupancy	Company Underwritten Cash Flow Statement
Underwritten EGI ($)	Company Underwritten Cash Flow Statement
Underwritten Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten NCF ($)	Company Underwritten Cash Flow Statement
UW Stabilized Occupancy	Company Underwritten Cash Flow Statement
Underwritten Stabilized EGI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves ($)	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF ($)	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy	Appraisal Report
Appraisal Stabilized EGI ($)	Appraisal Report
Appraisal Stabilized Expenses ($)	Appraisal Report
Appraisal Stabilized NOI ($)	Appraisal Report

A-4

Attribute	Source Document
Appraisal Stabilized Reserves ($)	Appraisal Report
Appraisal Stabilized NCF ($)	Appraisal Report
Cross-collateralized (Y/N)	Loan Agreement/Promissory Note
Recourse (Y / N / Partial)	Guaranty
Borrower	Loan Agreement/Promissory Note
Sponsor / Guarantor	Guaranty/Loan Agreement
Related Group	Guaranty/Loan Agreement
SPE (Y/N)	Loan Agreement/Promissory Note
Independent Directors	Loan Agreement/Promissory Note
Non-consolidation Opinion (Y/N)	Loan Agreement/Opinion of Counsel
Property Manager	Management Agreement
Ground Lease (Y/N)	Ground Lease
Ground Lease Expiration Date	Ground Lease
TIC (Y/N)	Loan Agreement/Promissory Note
Single Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant	Underwritten Rent Roll/Certified Rent Roll/Lease
Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant	Underwritten Rent Roll/Certified Rent Roll/Lease
2nd Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant	Underwritten Rent Roll/Certified Rent Roll/Lease
3rd Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant	Underwritten Rent Roll/Certified Rent Roll/Lease
4th Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant	Underwritten Rent Roll/Certified Rent Roll/Lease

A-5

Attribute	Source Document
5th Largest Tenant SF	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll/Certified Rent Roll
Hotel Franchise	Franchise Agreement
Hotel Franchise Expiration Date	Franchise Agreement
Lockbox Type	Cash Management Agreement/Loan Agreement
Lockbox Trigger Event	Cash Management Agreement/Loan Agreement
Cash Management Type	Cash Management Agreement/Loan Agreement
Engineering Report Date	Engineering Report
Recommended Immediate Repairs	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Required (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Remaining Future Funding Replacement Reserve (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Remaining Future Funding TI/LC Reserve (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Remaining Other Future Funding Reserve (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Remaining Other Future Funding Reserve Note	Servicer Report/Loan Agreement/Settlement Statement
Tax Escrow (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Tax Escrow (Monthly) ($)	Loan Agreement/Settlement Statement
Springing Tax Escrow Description	Loan Agreement/Settlement Statement
Insurance Escrow (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Insurance Escrow (Monthly) ($)	Loan Agreement/Settlement Statement
Springing Insurance Escrow Description	Loan Agreement/Settlement Statement
Replacement Reserve (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Replacement Reserve (Monthly) ($)	Loan Agreement/Settlement Statement

A-6

Attribute	Source Document
Replacement Reserve Note	Loan Agreement/Settlement Statement
Replacement Reserve Cap	Loan Agreement/Settlement Statement
TI/LC Reserve (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
TI/LC Reserve (Monthly) ($)	Loan Agreement/Settlement Statement
TI/LC Reserve Note	Loan Agreement/Settlement Statement
TI/LC Reserve Cap	Loan Agreement/Settlement Statement
Other Reserves (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Other Reserves (Monthly) ($)	Loan Agreement/Settlement Statement
Other Reserves Note	Loan Agreement/Settlement Statement
Other Reserves Cap	Loan Agreement/Settlement Statement
Other Reserves 2 (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Other Reserves 2 (Monthly) ($)	Loan Agreement/Settlement Statement
Other Reserves 2 Note	Loan Agreement/Settlement Statement
Other Reserves 3 (Cut-off Date) ($)	Servicer Report/Loan Agreement/Settlement Statement
Other Reserves 3 (Monthly) ($)	Loan Agreement/Settlement Statement
Other Reserves 3 Note	Loan Agreement/Settlement Statement
Exit Fee	Loan Agreement/Promissory Note

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Mortgage Asset Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the aggregate of Mortgage Asset Cut-off Date Balances ($).
Future Funding Participation Funded as of Cut-off Date ($)	Mortgage Asset Cut-off Date Balance ($) minus Mortgage Asset Initial Funded Amount ($).
Mortgage Loan Cut-off Date Commitment ($)	Mortgage Asset Cut-off Date Balance ($) plus Future Funding Participation Commitment ($).
Whole Loan Cut-off Date Commitment ($)	Mortgage Loan Cut-off Date Commitment ($) plus Pari Passu Debt Amount ($).
Mortgage Asset Cut-off Date Balance / Unit ($)	Mortgage Asset Cut-off Date Balance ($) divided by Number of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Commitment ($) divided by Number of Units.
Mortgage Asset Balloon Payment ($)	For all loans for which Amortization Type is Interest Only, equal to the Mortgage Asset Cut-off Date Commitment ($).
Mortgage Asset Balloon Payment / Unit ($)	Mortgage Asset Balloon Payment ($) divided by Number of Units.
Mortgage Asset Interest Rate	The lesser of: (i) the greater of: Gross Margin plus LIBOR Floor and Gross Margin plus LIBOR, and (ii) Gross Margin plus LIBOR Cap Strike Rate.
Annual Debt Service (IO)($)	Mortgage Asset Interest Rate multiplied by Interest Accrual Method multiplied by Mortgage Asset Cut-Off Date Balance.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Original Loan Term (Months)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Remaining Term (Months)	Original Loan Term (Months) minus Seasoning.
Original IO Term (Months)	For all loans for which Amortization Type is Interest Only, number of payments between and including the Initial Maturity Date and the First Payment Date.
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Seasoning.

B-1

Attribute	Calculation Methodology
Cut-off Balance As-Is LTV	Mortgage Asset Cut-off Date Balance ($) divided by As-Is Appraised Value.
Committed Cut-off Balance Stabilized LTV	Mortgage Loan Cut-off Date Commitment ($) divided by Stabilized Appraised Value.
Cut-off Balance UW NOI Debt Yield	Underwritten NOI ($) divided by Mortgage Asset Cut-off Date Balance ($).
Cut-off Balance UW NCF Debt Yield	Underwritten NCF ($) divided by Mortgage Asset Cut-off Date Balance ($).
Cut-off Balance UW NOI DSCR	Underwritten NOI ($) divided by Annual Debt Service (IO) ($), subject to a minimum of 1.00x for all loans with a debt service reserve in place.
Cut-off Balance UW NCF DSCR	Underwritten NCF ($) divided by Annual Debt Service (IO) ($), subject to a minimum of 1.00x for all loans with a debt service reserve in place.
Committed Balance UW Stabilized NOI Debt Yield	Underwritten Stabilized NOI ($) divided by Whole Loan Cut-off Date Commitment ($).
Committed Balance UW Stabilized NCF Debt Yield	Underwritten Stabilized NCF ($) divided by Whole Loan Cut-off Date Commitment ($).
Committed Balance UW Stabilized NOI DSCR	Underwritten Stabilized NOI ($) divided by the product of Mortgage Asset Interest Rate and Whole Loan Cut-off Date Commitment ($) multiplied by Interest Accrual Method.
Committed Balance UW Stabilized NCF DSCR	Underwritten Stabilized NCF ($) divided by the product of Mortgage Asset Interest Rate and Whole Loan Cut-off Date Commitment ($) multiplied by Interest Accrual Method.
Committed Balance Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI ($) divided by Whole Loan Cut-off Date Commitment ($).
Committed Balance Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF ($) divided by Whole Loan Cut-off Date Commitment ($).
Committed Balance Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI ($) divided by the product of Mortgage Asset Interest Rate and Whole Loan Cut-off Date Commitment ($) multiplied by Interest Accrual Method.
Committed Balance Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF ($) divided by the product of Mortgage Asset Interest Rate and Whole Loan Cut-off Date Commitment ($) multiplied by Interest Accrual Method.
B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	For one of the Mortgage Loans (Victory Park Retail), we were informed by the Company that the respective Mortgage Loan was not closed as of the date of this report. Therefore, the final Company Underwritten Cash Flow Statement, Underwritten Rent Roll, Appraisal Report, Engineering Report, Environmental Report, Settlement Statement, Loan Agreement, Promissory Note, Cash Management Agreement, Title Policy, Interest Rate Cap Agreement, Management Agreement, LIBOR Cap Confirmation, Insurance Policy and Guaranty for this aforementioned unclosed Mortgage Loan were not provided to us. We were instructed by the Company to use the information as provided in the Data File for all the Compared Attributes affected by the aforementioned Source Documents. For this Mortgage Loan, for the purposes of recomputing the Recomputed Attributes in Attachment B that utilize in the calculation methodology a Compared Attribute from Attachment A, the Company instructed us to assume the value in the Data File is accurate.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loan and Compared Attribute(s):
Loan Number(s)	Compared Attribute(s)	Company Instruction
15	Future Funding Participation Cut-off Date Balance ($)	Provided by the Company

C-1